Loans and financing - Additional Information (Detail) R$ in Thousands, $ in Millions		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2019 BRL (R$)	Oct. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Exchange rate
Loans and financing subject to financial covenants		R$ 1,366,842
Undrawn borrowing facilities		R$ 198,714
Senior unsecured notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Credit derivative amount | $			$ 400
Interest rate			5.875%
Senior note bonds [member]
Disclosure of detailed information about borrowings [line items]
Exchange rate	4.7500
Senior note bonds [member] | Interest rate swap and currency swap contracts [member] | Interbank certificate of deposit rate CDI [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	99.30%
Senior note bonds [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Exchange rate	3.2865